Employee benefits (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current assets	$ 18,291	$ 13,481
Non-current assets	68,234	66,671
Assets	86,525	80,152
Current liabilities	15,870	13,090
Non-current liabilities	36,305	32,534
Liabilities	52,175	45,624
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	860	1,071
Interest income	107	69
Changes on asset ceiling	(64)	(76)
Translation adjustment	94	(204)
Benefit obligation (Plan assets) as at ending of the year	997	860
Net defined benefit liability (asset)	(1,164)	(1,070)
Current assets	30
Non-current assets	88	110
Assets	118	110
Current liabilities	(68)	(62)
Non-current liabilities	(1,214)	(1,118)
Liabilities	(1,282)	(1,180)
Foreign countries [member] | Present Value Of Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(5,638)	(5,269)
Foreign countries [member] | Fair Value Of Assets [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	5,471	5,059
Foreign countries [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	$ (997)	$ (860)